Financial information by segment, Assets and liabilities by geography (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Assets [Abstract]
Contracted concessional assets	$ 9,100,548	$ 9,084,270
Investments carried under the equity method	57,648	55,784
Current financial investments	209,209	210,138
Cash and cash equivalents (project companies)	755,902	669,387	$ 589,392	$ 594,811
Total assets	10,610,198	10,492,339
Liabilities [Abstract]
Long-term and short-term project debt	5,533,760	5,475,208
Grants and other liabilities	1,676,199	1,636,060
Long-term and short-term corporate debt	657,321	643,083
Total liabilities	8,715,062	8,596,886
Equity	1,895,136	1,895,453	$ 1,940,894	$ 1,959,111
Total liabilities and equity	10,610,198	10,492,339
North America [Member]
Assets [Abstract]
Contracted concessional assets	3,648,673	3,770,169
Investments carried under the equity method	0	0
Current financial investments	111,368	116,451
Cash and cash equivalents (project companies)	171,818	149,236
Total assets	3,931,859	4,035,856
Liabilities [Abstract]
Long-term and short-term project debt	1,770,892	1,821,102
Grants and other liabilities	1,573,449	1,593,048
Total liabilities	3,344,341	3,414,150
South America [Member]
Assets [Abstract]
Contracted concessional assets	1,102,958	1,100,778
Investments carried under the equity method	0	0
Current financial investments	65,757	59,831
Cash and cash equivalents (project companies)	38,078	42,548
Total assets	1,206,793	1,203,157
Liabilities [Abstract]
Long-term and short-term project debt	867,581	876,063
Grants and other liabilities	5,268	810
Total liabilities	872,849	876,873
EMEA [Member]
Assets [Abstract]
Contracted concessional assets	4,348,917	4,213,323
Investments carried under the equity method	57,648	55,784
Current financial investments	30,674	31,263
Cash and cash equivalents (project companies)	394,587	329,078
Total assets	4,831,826	4,629,448
Liabilities [Abstract]
Long-term and short-term project debt	2,895,287	2,778,043
Grants and other liabilities	97,482	42,202
Total liabilities	2,992,769	2,820,245
Allocated [Member]
Assets [Abstract]
Contracted concessional assets	9,100,548	9,084,270
Investments carried under the equity method	57,648	55,784
Current financial investments	207,799	207,545
Cash and cash equivalents (project companies)	604,483	520,862
Total assets	9,970,478	9,868,461
Liabilities [Abstract]
Long-term and short-term project debt	5,533,760	5,475,208
Grants and other liabilities	1,676,199	1,636,060
Total liabilities	7,209,959	7,111,268
Unallocated [Member]
Assets [Abstract]
Other non-current assets	220,569	210,378
Other current assets (including cash and cash equivalents at holding company level)	419,151	413,500
Total assets	639,720	623,878
Liabilities [Abstract]
Long-term and short-term corporate debt	657,321	643,083
Other non-current liabilities	666,634	657,345
Other current liabilities	181,148	185,190
Total liabilities	1,505,103	1,485,618
Equity	1,895,136	1,895,453
Total liabilities and equity	$ 3,400,239	$ 3,381,071